Accident and Health Claim Reserves (Tables)	12 Months Ended
Dec. 31, 2015
Activity in Accident and Health Claim Reserves

Activity in the accident and health claim reserves is summarized as follows:

	2015	2014	2013
Balance at January 1, net of reinsurance recoverables of $283,252, $259,829, and $221,718, respectively	$135,168	127,405	107,410
Adjustment primarily related to commutation and assumption reinsurance on blocks of business	323	(35)	(70)
Incurred related to:
Current year	71,378	60,474	54,096
Prior years	(4,275)	(11,243)	5,359

Total incurred	67,103	49,231	59,455

Paid related to:
Current year	4,331	3,677	3,519
Prior years	40,942	37,756	35,871

Total paid	45,273	41,433	39,390

Balance at December 31, net of reinsurance recoverables of $340,048, $283,252, and $259,829, respectively	$157,321	135,168	127,405